Organization and Principal Activities (Details) $ / shares in Units, ¥ in Millions, $ in Millions					12 Months Ended
	Jan. 01, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2022
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest acquired	100.00%
Total consideration amount (in Yuan Renminbi) | ¥	¥ 53.4
Notice period for exclusive call option agreements					30 days
Notice period for proxy agreements and power of attorney for shareholders					30 days
Notice period for termination of agreement with school sponsors and directors					30 days
Notice period for business cooperation agreement and exclusive technical services and business consulting agreement					30 days
Notice period for termination of equity pledge agreements					30 days
Foreign investment percentage					50.00%
HONG KONG | Lianwai Investment [Member]
Organization and Principal Activities (Details) [Line Items]
Date of incorporation of the company					Sep. 20, 2018
CHINA | Liandu Wfoe [Member]
Organization and Principal Activities (Details) [Line Items]
Date of incorporation of the company					Oct. 10, 2018
Linwai Investment Company Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization and Principal Activities (Details) [Line Items]
Date of incorporation of the company					Sep. 11, 2018
Linwai Investment Company Limited [Member] | Linwai Investment Company Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization and Principal Activities (Details) [Line Items]
Ownership percentage					100.00%
Lianwai Investment [Member] | Lianwai Investment [Member] | HONG KONG
Organization and Principal Activities (Details) [Line Items]
Ownership percentage					100.00%
Liandu Wfoe [Member] | Liandu Wfoe [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage					100.00%
Liandu Wfoe [Member] | Liandu Wfoe [Member] | CHINA
Organization and Principal Activities (Details) [Line Items]
Ownership percentage					100.00%
Lishui Xianke [Member] | Liandu Wfoe [Member]
Organization and Principal Activities (Details) [Line Items]
Date of incorporation of the company					Aug. 13, 2020
IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Depositary Shares (in Shares) | shares			3,333,400	3,333,400
American depository share representing common shares (in Shares) | shares			5	5
Share price (in Dollars per share) | $ / shares				$ 9.25
Total offering size (in Dollars) | $				$ 30.8
Net proceeds from initial public offering			¥ 170.7	$ 26.2
Qingtian International School [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest acquired		100.00%
Total consideration amount (in Yuan Renminbi) | ¥		¥ 23.0